Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
Note 5. Revenue
Disaggregation of revenue
The Company disaggregates revenue from contracts with customers into recurring revenue and non-recurring
revenues. Cyxtera derives the majority of its revenues from recurring revenue streams, consisting primarily of colocation service fees. These fees are generally billed monthly and recognized ratably over the term of the contract. The Company’s non-recurring
revenues are primarily comprised of installation services related to a customer’s initial deployment and professional services the Company performs. These services are considered to be non-recurring
because they are billed typically once, upon completion of the installation or the professional services work performed. The majority of these non-recurring
revenues are typically billed on the first invoice distributed to the customer in connection with their initial installation. However, revenues from installation services are deferred and recognized ratably over the period of the contract term as discussed in Note 2 to the

Company’s consolidated financial statements as of and for the year ended December 31, 2020 in accordance with ASC Topic 606. The following table summarizes the Company’s recurring and non-recurring
revenues (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Recurring revenue	$167.3	$165.1	$332.0	$330.0
Non-recurring revenues	8.1	8.1	16.3	15.7

Total	$175.4	$173.2	$348.3	$345.7

Contract balances
The following table summarizes the opening and closing balances of the Company’s receivables; contract asset, current; contract asset, non-current;
deferred revenue, current; and deferred revenue,
non-current
(in millions):

	Receivables	Contract asset, current	Contract asset, non- current	Deferred revenue, current	Deferred revenue, non-current
Closing balances as of December 31, 2019	$65.2	$32.5	$23.8	$14.6	$9.6
Net increase (decrease) during the three months ended March 31, 2020	16.7	(1.7)	(3.3)	(0.8)	—

Closing balances as of March 31, 2020	81.9	30.8	20.5	13.8	9.6
Net increase (decrease) during the three months ended June 30, 2020	(29.1)	(2.1)	(2.8)	(1.1)	0.2

Closing balances as of June 30, 2020	$52.8	$28.7	$17.7	$12.7	$9.8

Closing balances as of December 31, 2020	$33.5	$23.8	$16.8	$15.6	$18.1
Net (decrease) increase during the three months ended March 31, 2021	(20.9)	(1.8)	(2.7)	(0.5)	(2.0)

Closing balances as of March 31, 2021	12.6	22.0	14.1	15.1	16.1
Net (decrease) increase during the three months ended June 30, 2021	3.7	(2.4)	(1.5)	(0.4)	(0.8)

Closing balances as of June 30, 2021	$16.3	$19.6	$12.6	$14.7	$15.3

The difference between the opening and closing balances of the Company’s contract assets and deferred revenues primarily results from the timing difference between the Company’s performance obligation and the customer’s payment. The amounts of revenue recognized during the six months ended June 30, 2021 and 2020 from the opening deferred revenue balance was $8.4 million and $7.9 million, respectively. During the six months ended June 30, 2021 and 2020, no impairment loss related to contract balances was recognized in the condensed consolidated statements of operations.
In addition to the contract liability amounts shown above, deferred revenue on the condensed consolidated balance sheets includes $45.2 million and $44.6 million of advanced billings as of June 30, 2021 and December 31, 2020, respectively.

Contract costs
The ending balance of net capitalized contract costs as of June 30, 2021 and December 31, 2020 was $32.2 million and $40.6 million, respectively, $19.6 million and $23.8 million of which were included in prepaid and other current assets in the condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020, respectively, and $12.6 million and $16.8 million of which were included in other assets in the condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020, respectively. During the six months ended June 30, 2021 and 2020, $14.5 million and $18.1 million, respectively, of contract costs were amortized, $8.7 million and $12.9 million of which were included in cost of revenues, excluding depreciation and amortization in the condensed consolidated statements of operations for the six months ended June 30, 2021 and 2020, respectively, and $5.8 million and $5.2 million of which were included in selling, general and administrative expenses in the condensed consolidated statements of operations for the six months ended June 30, 2021 and 2020.
Remaining performance obligations
Under colocation contracts, Cyxtera’s performance obligations are to provide customers with space and power through fixed duration agreements, which are typically over three years. Under these arrangements, the Company bills customers on a monthly basis. Under interconnection agreements, Cyxtera’s performance obligations are to provide customers the ability to establish connections to their network service providers and business partners. Interconnection services are typically offered on month-to-month
contract terms and generate recurring revenue.
Cyxtera’s remaining performance obligations under its colocation agreements represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized in future periods. The remaining performance obligations do not include estimates of variable consideration related to unsatisfied performance obligations, such as the usage of metered power, or any contracts that could be terminated without significant penalties such as the majority of interconnection revenues. The aggregate amount allocated to performance obligations that were unsatisfied or partially unsatisfied as of June 30, 2021 was $877.2 million, of which 55%, 26%, and 19% is expected to be recognized over the next year, the next one to two years, and thereafter, respectively. The aggregate amount allocated to performance obligations that were unsatisfied or partially unsatisfied as of December 31, 2020 was $869.3 million, of which 49%, 27%, and 24% is expected to be recognized over the next year, the next one to two years, and thereafter, respectively.
While initial contract terms vary in length, substantially all contracts automatically renew in one-year
increments. Included in the remaining performance obligations is either 1) remaining performance obligations under the initial contract terms or 2) remaining performance obligations related to contracts in the renewal period once the initial terms have lapsed.

Note 5. Revenue
Revenue from contracts with customers
Cyxtera transitioned to ASC Topic 606 on January 1, 2018 using the full retrospective transition method. Accordingly, all periods included in the accompanying consolidated financial statements reflect the application of ASC Topic 606. The Company’s transition to ASC Topic 606 represented a change in accounting principle.
ASC Topic 606 eliminates industry-specific guidance and provides a single revenue recognition model for recognizing revenue from contracts with customers. The core principle of ASC Topic 606 is that a reporting entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the reporting entity expects to be entitled for the exchange of those goods or services.
Disaggregation of revenue
The Company disaggregates revenue from contracts with customers into recurring revenue and non-recurring
revenues. Cyxtera derives the majority of its revenues from recurring revenue streams, consisting primarily of colocation service fees. These fees are generally billed monthly and recognized ratably over the term of the contract. The Company’s non-recurring
revenues are primarily comprised of installation services related to a customer’s initial deployment and professional services the Company performs. These services are considered to be non-recurring
because they are billed typically once, upon completion of the installation or the professional services work performed. The majority of these non-recurring
revenues are typically billed on the first invoice distributed to the customer in connection with their initial installation. However, revenues from installation services are deferred and recognized ratably over the period of the contract term as discussed in Note 2 in accordance with ASC Topic 606.

	2020	2019	2018
Recurring revenue	$657.4	$648.6	$691.8
Non-recurring revenues	33.1	30.0	11.5

Total	$690.5	$678.6	$703.3

Contract balances
The following table summarizes the opening and closing balances of the Company’s receivables; contract asset, current; contract asset, non-current;
deferred revenue, current; and deferred revenue,
non-current
(in millions):

	Receivables	Contract asset, current	Contract asset, non -current	Deferred revenue, current	Deferred revenue, non -current
Beginning balances as of January 1, 2018 (1)	$61.9	6.1	21.9	3.5	6.2
Closing balances as of December 31, 2018	86.8	23.4	26.6	12.3	7.6
Net increase during the year ended December 31, 2018	24.9	17.3	4.7	8.8	1.4
Closing balances as of December 31, 2019	65.2	32.5	23.8	14.6	9.6
Net (decrease) increase during the year ended December 31, 2019	(21.6)	9.1	(2.8)	2.3	2.0
Closing balances as of December 31, 2020	33.5	23.8	16.8	15.6	18.1
Net (decrease) increase during the year ended December 31, 2020	(31.7)	(8.7)	(7.0)	1.0	8.5

(1)	Represents adjusted balance upon retrospective adoption of ASC Topic 606 and recast for discontinued operations.
The difference between the opening and closing balances of the Company’s contract assets and deferred revenues primarily results from the timing difference between the Company’s performance obligation and the customer’s payment. The amounts of revenue recognized during the years ended December 31, 2020, 2019 and 2018 from the opening deferred revenue balance was $8.2 million, $10.0 million and $3.5 million, respectively. During the years ended December 31, 2020, 2019 and 2018, no impairment loss related to contract balances was recognized in the consolidated statements of operations.
In addition to the contract liability amounts shown above, deferred revenue on the consolidated balance sheets includes $44.6 million and $43.2 million of advanced billings as of December 31, 2020 and 2019, respectively.
Contract costs
The ending balance of net capitalized contract costs as of December 31, 2020 and 2019 was $40.6 million and $56.3 million, respectively, $23.8 million and $32.5 million of which were included in prepaid and other current assets in the consolidated balance sheets as of December 31, 2020 and 2019, respectively, and $16.8 million $23.8 million of which were included in other assets in the consolidated balance sheets as of December 31, 2020 and 2019, respectively. For the years ended December 31, 2020, 2019 and 2018, $35.1 million, $29.8 million and $17.3 million, respectively, of contract costs was amortized, $24.1 million, $21.2 million and $12.7 million of which were included in cost of revenues, excluding depreciation and amortization in the consolidated statements of operations for the years ended December 31, 2020, 2019 and 2018, respectively, and $11 million, $8.6 million and $4.3 million of which were included in selling, general and administrative expenses in the consolidated statements of operations for the years ended December 31, 2020, 2019 and 2018.
Remaining performance obligations
This Note to the Consolidated Financial Statements for the year ended December 31, 2020 has been revised to include the remaining performance obligation under Cyxtera’s colocation agreements that represents contracted revenue that has not yet been recognized and will be invoiced and recognized in future periods. The revision had no effect on Cyxtera’s consolidated balance sheet and the related statements of operations, comprehensive loss, changes in shareholder’s equity, and cash flows for the year ended December 31, 2020.
Under colocation contracts, Cyxtera’s performance obligations are to provide customers with space and power through fixed duration agreements, which are typically over three years. Under these arrangements, the Company bills customers on a monthly basis. Under interconnection agreements, Cyxtera’s performance obligations are to provide customers the ability to establish connections to their network service providers and business partners. Interconnection services are typically offered on month-to-month contract terms and generate recurring revenue.
Cyxtera’s remaining performance obligations under its colocation agreements represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized in future periods. The remaining performance obligations do not include estimates of variable consideration related to unsatisfied performance obligations, such as the usage of metered power, or any contracts that could be terminated without significant penalties such as the majority of interconnection revenues. The aggregate amount allocated to performance obligations that were unsatisfied or partially unsatisfied as of December 31, 2020 was $869.3 million, of which 49%, 27%, and 24% is expected to be recognized over the next year, the next one to two years, and thereafter, respectively.
While initial contract terms vary in length, substantially all contracts automatically renew in one-year increments. Included in the remaining performance obligations is either 1) remaining performance obligations under the initial contract terms or 2) remaining performance obligations related to contracts in the renewal period once the initial terms have lapsed.